REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenues
REVENUES

4.	REVENUES

Revenue is recognized when control of the promised good or service is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. We recognize revenue at a point in time, except for the software subscription revenue, which is recognized over time, as the performance obligation is satisfied when a customer obtains control of the product upon title transfer and not as the machines or replacement parts are manufactured.

The following table provides information about disaggregated revenue based on the preceding categories for the six months ended June 30, (in thousands):

	Six Months Ended June 30,
	2026	2025
Machines	$23,043	$16,823
Parts	5,332	4,724
Shipping	1,206	888
Service	681	385
Software subscription	239	87
Other	1	2
Total revenues	$30,502	$22,909

Our contract balances include deferred software subscription revenue and customer deposits. We do not have contract assets. We have not identified any material costs incurred associated with our revenue channels above which would meet the criteria to be capitalized; therefore, these costs are expensed as incurred. Contract balances fluctuate over time due to changes in the timing of payments received from customers and revenue recognized for services provided. The following contract liabilities are included in current liabilities until the service is performed (software subscription) or until the balance is applied to an order at the time of invoicing (customer deposits).

Software Subscription Revenues

The AMP software subscription revenue is billed in advance and revenue is recognized over the subscription period (generally 12 months). The following tables presents the contract liabilities recorded on the balance sheet as of (in thousands):

	June 30, 2026	December 31, 2025
Beginning balance	$308	$76
Less amounts recognized during the period	(429)	(271)
New deposits during the period	750	503
Total customer deposits	$629	$308

Customer Deposits

Customer deposits are advance payments from customers prior to manufacturing and shipping the machines. The prepayment amounts and timing vary depending on the product to be manufactured and delivery location. The amounts recognized during the year relate to machines that were invoiced for which a ten percent deposit was previously received. New deposits received during the year (typically 10% of the quoted price) relate to machines prior to beginning manufacturing or shipping. The following tables presents the contract liabilities recorded on the balance sheet as of (in thousands):

	June 30, 2026	December 31, 2025
Beginning balance	$3,084	$1,103
Less amounts recognized during the period	(17,071)	(28,670)
New deposits during the period	15,408	30,651
Total customer deposits	$1,421	$3,084

6.	REVENUES

Revenue is recognized when control of the promised good or service is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. We recognize revenue at a point in time, except for the software subscription revenue, which is recognized over time, as the performance obligation is satisfied when a customer obtains control of the product upon title transfer and not as the machines or replacement parts are manufactured.

The following table provides information about disaggregated revenue based on the preceding categories (in thousands):

	2025	2024
Machines	$34,962	$31,589
Parts	9,499	8,358
Shipping	1,760	1,817
Service	720	652
Software subscription	236	51
Other	1	10
Total revenues	$47,178	$42,477

Our contract balances include deferred software subscription revenue and customer deposits. We do not have contract assets. We have not identified any material costs incurred associated with our revenue channels above which would meet the criteria to be capitalized; therefore, these costs are expensed as incurred. Contract balances fluctuate over time due to changes in the timing of payments received from customers and revenue recognized for services provided. The following contract liabilities are included in current liabilities until the service is performed (software subscription) or until the balance is applied to an order at the time of invoicing (customer deposits).

Software Subscription Revenues

The AMP software subscription revenue is billed in advance and revenue is recognized over the subscription period (generally 12 months). The following tables presents the contract liabilities recorded on the balance sheet as of (in thousands):

	December 31, 2025	December 31, 2024
Beginning balance	$76	$9
Less amounts recognized during the period	(271)	(70)
New deposits during the period	503	137
Total customer deposits	$308	$76

Customer Deposits

Customer deposits are advance payments from customers prior to manufacturing and shipping the machines. The prepayment amounts and timing vary depending on the product to be manufactured and delivery location. The amounts recognized during the year relate to machines that were invoiced for which a ten percent deposit was previously received. New deposits received during the year (typically 10% of the quoted price) relate to machines prior to beginning manufacturing or shipping. The following tables presents the contract liabilities recorded on the balance sheet as of (in thousands):

	2025	2024
Beginning balance	$1,103	$2,542
Less amounts recognized during the year	(28,670)	(30,010)
New deposits during the year	30,651	28,571
Total customer deposits	$3,084	$1,103